SCHEDULE OF RELATED PARTY (Details) - Kukugan Invest [Member] - USD ($)		6 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounts payable to related parties		$ 8,155		$ 19,383
Amount due to a related party		348,543
Revenue from Contract with Customer, Excluding Assessed Tax		774,924	$ 477,108
Successor [Member]
TTP Limited
Successor [Member] | Related Party [Member]
Accounts payable to related parties		8,155
Mr. Kaszychi
Revenue from Contract with Customer, Excluding Assessed Tax		111,245
Purchase of service from related parties		62,826
Interest accrued from related parties
Interest accrued to related parties		3,765
Predecessor [Member]
TTP Limited			128,364
Predecessor [Member] | Related Party [Member]
Accounts payable to related parties				19,383
Mr. Kaszychi				8
Revenue from Contract with Customer, Excluding Assessed Tax			467,721
Purchase of service from related parties			36,563
Interest accrued from related parties			1,559
Interest accrued to related parties			13,662
Hubert Kowalski [Member]
Accounts payable to related parties		8,155
Hubert Kowalski [Member] | Successor [Member]
Purchase of service from related parties		41,223
Hubert Kowalski [Member] | Predecessor [Member]
Purchase of service from related parties
TTP LImited [Member]
Accounts payable to related parties				19,130
TTP LImited [Member] | Successor [Member]
Purchase of service from related parties		20,277
TTP Limited
TTP LImited [Member] | Predecessor [Member]
Purchase of service from related parties			12,297
TTP Limited			128,364
Santochi Co [Member]
Accounts payable to related parties				253
Santochi Co [Member] | Successor [Member]
Purchase of service from related parties
Santochi Co [Member] | Predecessor [Member]
Purchase of service from related parties			24,266
Mr. Kaszychi [Member]
Mr. Kaszychi				8
Handsfull [Member]
Amount due to a related party		299,142
Handsfull [Member] | Successor [Member]
Interest accrued to related parties		3,398
Handsfull [Member] | Predecessor [Member]
Interest accrued to related parties
Mr Lin [Member]
Amount due to a related party		49,401
Mr Lin [Member] | Successor [Member]
Interest accrued to related parties		367
Mr Lin [Member] | Predecessor [Member]
Interest accrued to related parties
GPASA [Member] | Successor [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		90,369
GPASA [Member] | Predecessor [Member]
Revenue from Contract with Customer, Excluding Assessed Tax			389,401
WKM Ltd [Member] | Successor [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		20,876
Interest accrued from related parties
WKM Ltd [Member] | Predecessor [Member]
Revenue from Contract with Customer, Excluding Assessed Tax
Interest accrued from related parties			1,542
Mobilum Tech UAB [Member] | Successor [Member]
Revenue from Contract with Customer, Excluding Assessed Tax
Mobilum Tech UAB [Member] | Predecessor [Member]
Revenue from Contract with Customer, Excluding Assessed Tax			78,320
Kogom Ltd [Member] | Successor [Member]
Purchase of service from related parties		1,326
Kogom Ltd [Member] | Predecessor [Member]
Purchase of service from related parties
WKM2 [Member] | Successor [Member]
Interest accrued from related parties
WKM2 [Member] | Predecessor [Member]
Interest accrued from related parties			17
Mr Kaszycki [Member] | Successor [Member]
Interest accrued to related parties
Mr Kaszycki [Member] | Predecessor [Member]
Interest accrued to related parties			$ 13,662